EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 28, 2013
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
11. EMPLOYEE BENEFIT PLAN

The Company offers defined contribution plans to eligible employees. Such employees may contribute a percentage of their annual compensation in accordance with the plans guidelines. The plans provide for Company contributions that are subject to maximum limitations as defined by the plans. Company contributions to its defined contribution plans totaled $1,197,000 and $955,000 in the years ended December 28, 2013 and December 29, 2012, respectively.